Unaudited Condensed Consolidated Statements of Cash Flows - Supplemental Disclosure of Non-Cash Investing and Financing Activities	3 Months Ended
Mar. 31, 2021 USD ($) shares
Details
Convertible Notes converted	$ 100,000
Convertible Notes accrued interest converted	$ 36,225
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period | shares	1,362,247